Alpine DYNAMIC BALANCE Fund
                         A Series of Alpine Series Trust


                        SUPPLEMENT DATED OCTOBER 31, 2002
                       TO PROSPECTUS DATED MARCH 25, 2002
           AS SUPPLEMENTED MAY 7, 2002, JUNE 10, 2002 AND JULY 2, 2002


Effective October 31, 2002, Saxon Woods Advisors, LLC ("Saxon Woods") will cease to serve as Sub-Adviser to the Fund and the Adviser will assume sole day-to-day responsibilities for managing the Fund's investments. This change will not impact the Fund's portfolio management. Samuel A. Lieber and Stephen A. Lieber will continue to serve as co-portfolio managers of the Fund. The only difference is that Stephen A. Lieber will now be performing these duties in his role as Vice-President of the Adviser rather than through his role with Saxon Woods.





Please retain this Supplement with your Prospectus for future reference.




                           Alpine DYNAMIC BALANCE Fund
                         A Series of Alpine Series Trust

                        SUPPLEMENT DATED OCTOBER 31, 2002
                                 TO STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 25, 2002


Effective October 31, 2002, Saxon Woods Advisors, LLC will cease to serve as Sub-Adviser to the Fund and the Adviser will be solely responsible for the day-to-day management of the Fund's investments. All references to the Sub-Adviser are hereby deleted.



                     Please retain this Supplement with your
            Statement of Additional Information for future reference.